Net finance income/(costs) (Tables)	12 Months Ended
Dec. 31, 2025
Net finance income/(costs)
Schedule of net finance income/(costs)

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Finance income
—Interest income	145,225	123,969	118,672	104,421

Finance costs
—Interest on loans and borrowings	(226)	(90)	(1,292)	(111,759)
—Interest on lease liabilities	(34,396)	(25,112)	(91,623)	(126,829)
—Interest on the Equity Linked Securities	—	—	—	(192,342)
	(34,622)	(25,202)	(92,915)	(430,930)
Net finance income/(costs)	110,603	98,767	25,757	(326,509)